Consolidated Statements of Operations (Unaudited) (USD $)	3 Months Ended		6 Months Ended
	Jun. 30, 2011	Jun. 30, 2010	Jun. 30, 2011	Jun. 30, 2010
Income Statement [Abstract]
Sales	$ 2,570,936	$ 3,142,405	$ 5,007,315	$ 6,618,001
Cost of sales	(1,308,278)	(1,496,158)	(2,523,364)	(3,155,186)
Gross profit	1,262,658	1,646,247	2,483,951	3,462,815
Operating Expenses:
General and adminstrative expenses	1,583,738	1,328,220	3,091,559	2,776,756
Depreciation expense	85,244	80,861	166,650	161,606
Research and development expenses	53,392	44,175	115,156	94,660
Total Operating Expenses	1,722,374	1,453,256	3,373,365	3,033,022
Income (Loss) from operations	(459,716)	192,991	(889,414)	429,793
Interest expense	(108,686)	(94,490)	(222,195)	(199,727)
Income (Loss) before provision for income taxes	(568,402)	98,501	(1,111,609)	230,066
Provision for income taxes		(40,000)		(92,000)
Net income (loss) including noncontrolling interest	(568,402)	58,501	(1,111,609)	138,066
Less: Net (loss) attributable to noncontrolling interest		(460)		(696)
Net income (loss) attributable to Biozone	$ (568,402)	$ 58,961	$ (1,111,609)	$ 138,762
Income (Loss) per common share	$ (0.01)	$ 0.002	$ (0.03)	$ 0.004
Basic and diluted weighted average common share outstanding	41,388,416	37,698,000	39,543,208	37,698,000